Voyage and Vessel operating expenses	12 Months Ended
Dec. 31, 2019
Costs and Expenses [Abstract]
Voyage and Vessel operating expenses

19.       Voyage and Vessel operating expenses:

The amounts in the consolidated statements of operations are analyzed as follows:

	Years ended December 31,
	2017	2018	2019
Voyage expenses
Port charges	$21,060	$37,215	$63,576
Bunkers	34,997	72,287	146,089
Commissions – third parties	3,438	6,179	6,828
Commissions – related parties (Note 3)	3,300	3,400	3,850
Miscellaneous	1,887	2,515	2,619
Total voyage expenses	$64,682	$121,596	$222,962

Vessel operating expenses
Crew wages and related costs	$63,074	$80,360	$103,701
Insurances	6,314	7,544	10,311
Maintenance, repairs, spares and stores	18,589	26,368	25,675
Lubricants	7,016	8,494	9,833
Tonnage taxes	2,565	1,506	2,087
Pre-delivery and Pre-joining expenses	1,925	1,234	1,507
Miscellaneous	1,945	3,366	6,948
Total vessel operating expenses	$101,428	$128,872	$160,062